Annual Fund Operating Expenses - ERShares Private-Public Crossover ETF - ERShares Private-Public Crossover ETF Shares	Oct. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.83%	[2]

[1]	The management fee is structured as a “unified fee,” out of which Capital Impact Advisors, LLC, the Fund’s advisor (the “Advisor”) pays all of the ordinary operating expenses of the Fund, except for payments under any Rule 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[2]	The amount shown reflects non-recurring transaction fees previously borne by the Fund in connection with its investment in certain Acquired Funds. These fees were incurred at the time of acquisition and do not represent ongoing or recurring expenses associated with those existing investments. The Fund does not expect to incur additional transaction fees with respect to those previously acquired investments. To the extent the Fund acquires interests in additional Acquired Funds in the future, transaction-related costs may be incurred at that time; such costs may differ from those reflected herein.